BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2019	Dec. 01, 2018	Sep. 08, 2018	Feb. 24, 2018	Dec. 02, 2017	Sep. 09, 2017	Jun. 16, 2018	Jun. 17, 2017	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Income tax expense (benefit)	$ 1.4	$ (65.4)	$ (11.9)	$ (373.0)	$ (523.5)	$ (67.7)	$ (3.0)	$ 0.4	$ 110.5	$ (80.3)	$ (78.9)	$ (963.8)	$ (90.3)
Effective tax rate									21.70%
Tax benefit adjustment for retirement of the transition tax and the remeasurement of deferred taxes											$ 60.3